FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Contractual maturities of financial liabilities (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	R$ 127,361,288	R$ 93,045,196
Liabilities, Future Value	176,529,601	126,570,983
Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	6,033,285	5,572,219
Liabilities, Future Value	6,033,285	5,572,219
Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	101,435,531	77,172,692
Liabilities, Future Value	142,028,543	105,526,852
Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	6,972,915	6,243,782
Liabilities, Future Value	12,099,294	11,021,519
Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	120,490	187,187
Liabilities, Future Value	146,082	215,891
Derivative Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	10,454,820	2,436,072
Liabilities, Future Value	13,878,150	2,801,258
Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,200,917	1,316,528
Liabilities, Future Value	2,200,917	1,316,528
Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	143,330	116,716
Liabilities, Future Value	143,330	116,716
Up to 1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	24,896,300	15,929,888
Up to 1 year | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	6,033,285	5,572,219
Up to 1 year | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	13,599,011	7,648,237
Up to 1 year | Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,302,590	1,172,568
Up to 1 year | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	23,425	94,948
Up to 1 year | Derivative Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,676,180	66,433
Up to 1 year | Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	2,200,917	1,316,528
Up to 1 year | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	60,892	58,955
1 - 2 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	16,474,380	15,384,365
1 - 2 years | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	14,235,170	12,983,542
1 - 2 years | Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,176,832	1,045,795
1 - 2 years | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	22,400	18,314
1 - 2 years | Derivative Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	957,540	1,278,953
1 - 2 years | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	82,438	57,761
2 - 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	55,542,774	35,377,689
2 - 5 years | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	50,858,667	31,355,362
2 - 5 years | Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	3,094,493	2,743,793
2 - 5 years | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	100,257	87,520
2 - 5 years | Derivative Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	1,489,357	1,191,014
More than 5 years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	79,616,147	59,879,041
More than 5 years | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	63,335,695	53,539,711
More than 5 years | Leases
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	6,525,379	6,059,363
More than 5 years | Liabilities for asset acquisitions and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value		15,109
More than 5 years | Derivative Liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities, Future Value	R$ 9,755,073	R$ 264,858